UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21616

RMR F.I.R.E. FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent	Copy to:
for Service)
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Thomas M. O’Brien, President	1666 K Street, NW
RMR F.I.R.E. Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Thomas J. Reyes, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Company	American Capital Strategies, LTD.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/11/2006	Record Date:	3/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Philip R. Harper, (2) Kenneth D. Peterson,
(3) Malon Wilkus.
2.00	Approval of American Capital Strategies,	For	For	Management
LTD’s 2006 stock option plan.
3.00	Approval of American Capital Strategies,	For	For	Management
LTD’s incentive bonus plan, including the
plan’s investment in American Capital
Strategies, LTD. Common stock.
4.00	Ratification of appointment of Ernst & Young	For	For	Management
LLP as auditors of American Capital
Strategies, LTD. For the year ending
December 31, 2006.

Company	American Mortgage Acceptance Company
Ticker:	AMC	Cusip:	027568104
Meeting Date:	6/14/2006	Record Date:	4/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Jeff T. Blau, (2) Alan P. Hirmes, (3) Scott
M. Mannes, (4) Stanley R. Perla, (5) Richard
M. Rosan

Company	AMLI Residential Properties Trust
Ticker:	AML	Cusip:	001735109
Meeting Date:	2/2/2006	Record Date:	12/16/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Approval of the merger of AMLI Residential	For	For	Management
Properties Trust with and into PPF AMLI
Acquisition LLC pursuant to the agreement
and plan of merger, dated as of October 23,
2005, by and among Prime Property Fund,
LLC, PPF AMLI Acquisition LLC, PPF AMLI
Acquisition Partners, L.P., AMLI Residential
Properties Trust and AMLI Residential Properties L.P.

Company	Bedford Property Investors, Inc.
Ticker:	BED	Cusip:	076446301
Meeting Date:	5/3/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Approval of the agreement and plan of	For	For	Management
merger, dated as of Feb. 10, 2006, by and
among Bedford Property Investors, Inc., LBA
Realty Fund II - WBP LLC and LBA Realty
Fund II - WBP I LLC, and approval of the
merger of LBA Realty Fund II - WBP I LLC
with and into Bedford Property Investors,
Inc. pursuant to the merger agreement.
2.00	Adjournment of the special meeting, if	For	For	Management
necessary, to permit further solicitations of the
proxies if there are not sufficient votes at the
time of the special meeting to approve the
merger and the merger agreement.

Company	Beverly Hills Bancorp, Inc.
Ticker:	BHBC	Cusip:	087866109
Meeting Date:	8/25/2005	Record Date:	7/22/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of directors: (1) Howard Amster (2)	For	For	Management
Larry B. Faigin (3) Stephen P. Glennon (4)
Robert H. Kanner (5) Kathleen L. Kellogg (6)
William D. King (7) John J. Lannan
2.00	Amendment of company’s certificate of	For	For	Management
incorporation to reduce the number of
authorized shares of common stock from
90,000,000 shares to 30,000,000 shares and
to cancel the authorization of preferred stock.

Company	Capital Trust, Inc.
Ticker:	CT	Cusip:	14052H506
Meeting Date:	6/14/2006	Record Date:	4/26/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Samuel Zell, (2) Thomas E. Dobrowski,
(3) Martin L. Edelman, (4) Craig M. Hatkoff,
(5) Edward S. Hyman, (6) John R. Klopp, (7)
Henry N. Nassau, (8) Joshua A. Polan, (9)
Lynne B. Sagalyn.
2.00	Proposal to ratify the appointment of Ernst &	For	For	Management
Young LLP as the company’s independent
accountants for the fiscal year ending December 31,2006.

Company	Capitol Federal Financial
Ticker:	CFFN	Cusip:	14057C106
Meeting Date:	1/24/2006	Record Date:	12/2/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
01 - B.B. Andersen; 02 - John C. Dicus
2.00	The ratification of the appointment of Deloitte	For	For	Management
& Touche LLP as Capital Federal Financial’s
independent auditors for the fiscal year ending
September 30, 2006.

Company	CharterMac
Ticker:	CHC	Cusip:	160908109
Meeting Date:	11/30/2005	Record Date:	10/11/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Approval of amendment to Trust Agreement.	For	For	Management
2.00	The adjournment or postponment of the	For	For	Management
special meeting if necessary to permit further
solicitation of proxies if there are not sufficient
votes at the time of the special meeting to
approve the amendment to the amended and
restated Trust agreement.

Company	CharterMac
Ticker:	CHC	Cusip:	160908109
Meeting Date:	6/13/2006	Record Date:	4/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Stephen M. Ross, (2) Jerome Y. Halperin,
(3) Nathan Gantcher, (4) Robert L. Loverd.
2.00	Proposal to amend the trust agreement to	For	For	Management
permit CharterMac to increase the number of
authorized shares from 100,000,000 to
160,000,000.
3.00	Approval of any postponements or	For	For	Management
adjournments of the annual meeting, if
necessary, to permit further solicitation of
proxies if there are not sufficient votes at the
time of the meeting to approve proposals 1
and 2.

Company	Commercial Net Lease Realty, Inc.
Ticker:	NNN	Cusip:	202218103
Meeting Date:	5/11/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the election of the	For	For	Management
following nominees (1) G.N. Beckwith III (2)
Kevin B. HaBicht (3) Clifford R. Hinkle (4)
Richard B. Jennings (5) Ted B. Lanier (6)
Robert C. Legler (7) Craig Macnab (8) Robert
Martinez.
2.00	To transact such other business as may	For	For	Management
properly come before the meeting or any
adjournment thereof.

Company	Cousins Properties Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/9/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Thomas D. Bell, Jr., (2) Erskine B.
Bowles, (3) Richard W. Courts, II, (4) Thomas
G. Cousins, (5) Lillian C. Giornelli, (6) S.
Taylor Glover, (7) James H. Hance, Jr., (8)
William B. Harrison, Jr., (9) Boone A. Knox,
(10) William Porter Payne.
2.00	Proposal to amend the 1999 incentive stock	For	For	Management
plan to increase the number of shares
available under the plan by 870,000.
3.00	Proposal to ratify the appointment of Deloitte	For	For	Management
& Touche LLP as the company’s independent
registered public accountants for the fiscal
year ending December 31, 2006.

Company	Crescent Real Estate Equities Company
Ticker:	CEI	Cusip:	225756105
Meeting Date:	5/8/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Richard E. Rainwater, (2) Anthony M.
Frank, (3) William F. Quinn.
2.00	To approve the appointment of Ernst & Young	For	For	Management
LLP as the independent auditors of the
company for the fiscal year ending December
31, 2006.

Company	Diamondrock Hospitality Co.
Ticker:	DRH	Cusip:	252784301
Meeting Date:	4/27/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees (1) William W. McCarten (2) Daniel
J. Altobello (3) Robert Grafton (4) Maureen L.
Mcavey (5) Gilbert T. Ray (6) John L. Williams.
2.00	To ratify the selection of KPMG LLP as the	For	For	Management
independent auditors for Diamondrock
Hospitality Company for the fiscal year
ending December 31, 2006.

Company	Eagle Hospitality Properties Inc.
Ticker:	EHP	Cusip:	26959T102
Meeting Date:	5/3/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) William P Butler (2) J. William Blackham
(3) Robert J Kohlhepp (4) Frank C. McDowell
(5) Louis D. George (6) Thomas R. Engel (7)
Thomas E. Costello (8) Thomas E. Banta (9)
Paul S. Fisher.
2.00	To approve the ratification of the appointment	For	For	Management
of Ernst & Young LLP as independent auditors
dor the 2006 fiscal year.

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/31/2006	Record Date:	4/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) D. Pike Aloian, (2) H. C. Bailey, Jr., (3)
Hayden C. Eaves, III, (4) Fredric H. Gould,
(5) David H. Hoster II, (6) Mary E.
McCormick, (7) David M. Osnos, (8) Leland R. Speed.

Company	Equity Office Properties Trust
Ticker:	EOP	Cusip:	294741103
Meeting Date:	5/24/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Marilyn A. Alexander, (2) Thomas E.
Dobrowski, (3) William M. Goodyear, (4)
James D. Harper, Jr., (5) Richard D. Kincaid,
(6) Sheli Z. Rosenberg, (7) Stephen I.
Sadove, (8) Sally Susman, (9) J.H.W.R. Van
Der Vlist, (10) Samuel Zell.
2.00	Ratification of the audit committee’s	For	For	Management
appointment of Ernst & Young LLP as
independent auditors.

Company	Extra Space Storage Inc.
Ticker:	EXR	Cusip:	30225T102
Meeting Date:	5/24/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Kenneth M. Woolley, (2) Anthony
Fanticola, (3) Hugh W. Horne, (4) Spencer F.
Kirk, (5) Joseph D. Margolis, (6) Roger B.
Porter, (7) K. Fred Skousen.
2.00	Ratification of the appointment of Ernst &	For	For	Management
Young LLP as the company’s independent
registered public accounting firm.

Company	F.N.B. Corp.
Ticker:	FNB	Cusip:	302520101
Meeting Date:	5/17/2006	Record Date:	3/8/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) Robert B. Goldstein, (2) David J. Malone,
(3) William J. Strimbu, (4) Archie O. Wallace.

Company	Farmers Capital Bank Corporation
Ticker:	FFKT	Cusip:	309562106
Meeting Date:	5/9/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Frank W. Sower, Jr., (2) J. Barry Banker,
(3) Dr. John D. Sutterlin, (4) Dr. D.J.
Mullineaux.
2.00	An amendment to article IV of the	For	For	Management
corporation’s articles of incorporation to
authorize a class of 1,000,000 shares, no par
value, of preferred stock whose rights,
preferences, and limitations would be
established by resolutions of the board of
directors of the corporation.

Company	Feldman Mall Properties, Inc.
Ticker:	FMP	Cusip:	314308107
Meeting Date:	5/31/2006	Record Date:	4/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Lawrence Feldman, (2) James C. Bourg,
(3) Lawrence S. Kaplan, (4) Bruce E. Moore,
(5) Paul H. McDowell.
2.00	Proposal to approve the appointment of	For	For	Management
KPMG LLP as the company’s independent
registered public accounting firm for the fiscal
year 2006.

Company	First Commonwealth Financial
Ticker:	FCF	Cusip:	319829107
Meeting Date:	4/17/2006	Record Date:	3/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees (1) James W Newill (2) John A.
Robertshaw Jr. (3) Laurie S. Singer (4) Robert
J. Ventura.

Company	First Horizon Natiional Corporation
Ticker:	FHN	Cusip:	320517105
Meeting Date:	4/18/2006	Record Date:	2/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees: (1) R. Brad Martin (2) Vicki R.
Palmer (3) William B. Sansom.
2.00	Approval of FHNC’s 2003 equity	For	For	Management
compensation plan, as amended.
3.00	Ratification of the appointment of KPMG LLP	For	For	Management
as auditors.

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/17/2006	Record Date:	3/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) James F. Millar*, (2) John Rau **, (3)
Robert J. Slater **, (4) W. Ed Tyler **.

*Term, if elected, expires in 2007; ** Term, if
elected, expires in 2009;
2.00	Approval of amendment No.1 to the 2001	For	For	Management
stock incentive plan.
3.00	Ratification of the appointment of	For	For	Management
Pricewaterhousecoopers LLP as the company’s
independent registered public accounting firm.

Company	Firstmerit Corporation
Ticker:	FMER	Cusip:	337915102
Meeting Date:	4/19/2006	Record Date:	2/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) John C. Blickle (2) Gina D. France (3)
Terry L. Haines
2.00	To ratify the selection of	For	For	Management
PricewaterHouseCoopers LLP as independent
registered public accountants for the year
ending December 31, 2006.
3.00	To approve the adoption of The Firstmerit	For	For	Management
Corporation 2006 Equity Plan.

Company	Flagstar Bancorp, Inc.
Ticker:	FBC	Cusip:	337930101
Meeting Date:	5/26/2006	Record Date:	4/12/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Thomas J. Hammond, (2) Kirstin A.
Hammond, (3) Charles Bazzy, (4) Michael
Lucci, Sr., (5) Robert W. Dewitt, (6) Frank
D’Angelo.
2.00	To ratify the appointment of Virchow, Krause	For	For	Management
& Company, LLP as the company’s
independent auditor for the year ending
December 31, 2006.
3.00	To amend and restate the second restated	For	For	Management
articles of incorporation to eliminate
supermajority voting requirements.
4.00	To amend and restate the second restated	For	For	Management
articles of incorporation to provide that the
term of directors appointed to fill a vacancy
will expire at the next annual meeting.
5.00	To adopt the 2006 equity incentive plan.	For	For	Management

Company	Friedman, Billings, Ramsey Group, Inc.
Ticker:	FBR	Cusip:	358434108
Meeting Date:	6/8/2006	Record Date:	4/17/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Eric F. Billings, (2) Daniel J. Altobello, (3)
Peter A. Gallagher, (4) Stephen D. Harlan, (5)
Russell C. Lindner, (6) Ralph S. Michael, III,
(7) W. Russell Ramsey, (8) Wallace L.
Timmeny, (9) John T. Wall.
2.00	To ratify the appointment of	For	For	Management
Pricewaterhousecoopers, LLP as the
company’s independent registered public
accounting firm for 2006.

Company	Getty Realty Corp.
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/16/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of the following nominees: (1) M.	For	For	Management
Cooper, (2) P. Coviello, (3) L. Liebowitz, (4)
H. Safenowitz, (5) W. Wintrub.
2.00	The ratification of the appointment of the	For	For	Management
Pricewaterhousecoopers LLP as independent
registered public accounting firm for the
company for the fiscal year ended December
31, 2006.
3.00	In their discretion, the proxies are authorized	For	For	Management
to vote upon such other business as may
properly come before the meeting or any
adjournment or postponement thereof.

Company	Glenborough Realty Trust
Ticker:	GLB	Cusip:	37803P105
Meeting Date:	5/4/2006	Record Date:	2/28/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) Robert Batinovich, (2) Patrick Foley, (3)
Keith Locker.
2.00	To ratify the appointment of	For	For	Management
Pricewaterhousecoopers LLP as independent
registered public accounting firm of the
company.

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	5/5/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of the following nominees: (1)	For	For	Management
Herbert Glimcher, (2) Howard Gross.
2.00	Ratification of the appointment of BDO	For	For	Management
Seidman, LLP as the company’s independent
registered public accounting firm for the fiscal
year ending December 31, 2006.

Company	Health Care Property Investors, Inc.
Ticker:	HCP	Cusip:	421915109
Meeting Date:	5/11/2006	Record Date:	3/23/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Mary A. Cirillo-Goldberg, (2) Robert R.
Fanning, Jr., (3) James F. Flaherty III, (4)
David B. Henry, (5) Michael D. Mckee, (6)
Harold M. Messmer, Jr., (7) Peter L. Rhein,
(8) Kenneth B. Roath, (9) Richard M.
Rosenberg, (10) Joseph P. Sullivan.
2.00	To approve the company’s 2006 performance	For	For	Management
incentive plan.
3.00	To ratify the selection of Ernst & Young LLP	For	For	Management
as the company’s independent auditors for the
fiscal year ending December 31, 2006.
4.00	At their discretion, the proxies are authorized	For	For	Management
to consider and vote upon such other business
as may properly come before the meeting or
any adjournment thereof.

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/4/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees:	For	For	Management
(1) Pier C. Borra, (2) George L. Chapman, (3)
Sharon M. Oster.
2.00	Ratification of the appointment of Ernst &	For	For	Management
Young LLP as independent registered public
accounting firm for the fiscal year 2006.

Company	Healthcare Realty Trust Inc.
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/9/2006	Record Date:	3/9/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following	For	For	Management
nominees (1) David R. Emery (2) Batey M.
Gresham, Jr. (3) Dan S. Wilford (4) C.R.
Fernandez (5) Errol L. Biggs, PhD (6) Bruce D.
Sullivan.
2.00	Proposal to ratify the appointment of BDO	For	For	Management
Siedman, LLP as the company’s independent
auditors.

Company	Heritage Property InvestmentTrust
Ticker:	HTG	Cusip:	42725M107
Meeting Date:	5/12/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Kenneth K. Quigley, Jr., (2) William M.
Vaughn III, (3) Ritchie E. Reardon, (4) Robert
J. Watson.

Company	Highland Hospitality Corp.
Ticker:	HIH	Cusip:	430141101
Meeting Date:	5/23/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Bruce D. Wardinski, (2) James L. Francis,
(3) John M. Elwood, (4) W. Reeder Glass, (5)
John W. Hill, (6) Thomas A. Natelli, (7)
Margaret A. Sheehan, (8) William L. Wilson.
2.00	Ratification of the appointment of KPMG LLP.	For	For	Management
3.00	Amendment and restatement of 2003	For	For	Management
omnibus stock incentive plan.

Company	Iowa Telecommunications Services,
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/15/2006	Record Date:	4/25/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Norman C. Frost**, (2) Brian G. Hart*,
(3) Kevin R. Hranicka**, (4) Craig A.
Lang***, (5) Kendrik E. Packer**.

*Class I expires in 2008; **Class II expires in 2009;
***Class III expires in 2007.

2.00	Approval and ratification of the appointment	For	For	Management
of Deloitte & Touche LLP as our independent
registered public accounting firm for the year
ending December 31, 2006.

Company	iStar Financial Inc.
Ticker:	SFI	Cusip:	45031U101
Meeting Date:	5/31/2006	Record Date:	4/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Jay Sugarman, (2) Willis Andersen, Jr.,
(3) Glenn R. August, (4) Robert W. Holman,
Jr., (5) Robin Josephs, (6) John G. McDonald,
(7) George R. Puskar, (8) Jeffrey A. Weber.
2.00	Approval of amendments to charter of iStar	For	For	Management
Financial Inc.
3.00	Approval of adoption of iStar Financial Inc.	For	For	Management
2006 long-term incentive plan.
4.00	Ratification of the appointment of	For	For	Management
Pricewaterhousecoopers LLP as the company’s
independent accountants for the fiscal year
ending December 31, 2006.

Company	Keycorp
Ticker:	KEY	Cusip:	493267108
Meeting Date:	5/11/2006	Record Date:	3/14/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the elction of the following	For	For	Management
nominees: (1) Ralph Alvarez (2) William Bares
(3) Dr. Carol A. Cartwright (4) Thomas C.
Stevens.
2.00	Ratification of the appointment of independent	For	For	Management
auditors.

Company	Lexington Corporate Properties Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/23/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) E. Robert Roskind, (2) Richard J. Rouse,
(3) T. Wilson Eglin, (4) Geoffrey Dohrmann,
(5) Carl D. Glickman, (6) James Grosfeld, (7)
Kevin W. Lynch, (8) Stanley R. Perla, (9)
Seth M. Zachary.
2.00	To ratify the appointment of KPMG LLP as	For	For	Management
the company’s independent registered public
accounting firm for the year ending December
31, 2006.
3.00	To transact such other business as may	For	For	Management
properly come before the 2006 annual
meeting, including any adjournment or
postponement thereof.

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/18/2006	Record Date:	3/14/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) William P. Hankowsky, (2) David L.
Lingerfelt, (3) Jose A. Mejia, (4) John A. Miller.
2.00	Approval of the proposal to ratify the	For	For	Management
selection of Ernst & Young LLP as the trust’s
independent registered public accounting firm
for 2006.
3.00	Approval of the proposal to amend the trust’s	For	For	Management
amended and restated share incentive plan,
including an amendment to increase the
number of shares available for awards
thereunder by 1,400,000 shares to 12,826,256
shares.

Company	Maguire Properties Inc.
Ticker:	MPG	Cusip:	559775101
Meeting Date:	6/6/2006	Record Date:	4/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Robert F. Maguire III, (2) Lawrence S.
Kaplan, (3) Caroline S. McBride, (4) Andrea L.
Van De Kamp, (5) Walter L. Weisman, (6)
Lewis N. Wolff.
2.00	Ratification of the selection of KPMG LLP as	For	For	Management
the company’s independent registered public
accounting firm for the year ended December
31, 2006.

Company	MCG Capital Corporation
Ticker:	MCGC	Cusip:	58047P107
Meeting Date:	6/12/2006	Record Date:	5/12/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Jeffrey M. Bucher, (2) Kenneth J. O’Keefe.
2.00	The ratification of the selection of the	For	For	Management
independent registered public accounting firm
of Ernst & Young LLP as independent auditors
for MCG Capital Corporation for the fiscal
year ending December 31, 2006.
3.00	To consider and approve the 2006 employee	For	For	Management
restricted stock plan.
4.00	To consider and approve the 2006 non-	For	For	Management
employee director restricted stock plan.

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/18/2006	Record Date:	4/12/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Edward K. Aldag, Jr., (2) Virginia A.
Clarke, (3) G. Steven Dawson, (4) Bryan L.
Goolsby, (5) R. Steven Hamner, (6) Robert E.
Holmes, Ph.D., (7) William G. McKenzie, (8)
L. Glenn Orr, Jr.
2.00	To ratify the appointment of KPMG LLP as	For	For	Management
independent registered public accounting firm
for the fiscal year ending December 31, 2006.

Company	National City Corporation
Ticker:	NCC	Cusip:	635405103
Meeting Date:	4/25/2006	Record Date:	3/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Directors Recommended: A vote for election	For	For	Management
of the following nominees: 01 - J.E. Barfield,
02- J.S. Broadhurst, 03 - C.M. Connor, 04 -
D.A. Daberko, 05 - B.P. Healy, 06 - S.C.
Lindner, 07 - P.A. Ormond, 08 - G.L.
Shaheen, 09 - J.S. Thornton, 10 - M.Weiss.
2.00	The ratification of the audit committee’s	For	For	Management
selection of Ernst & Young LLP as the
independent registered public accounting firm.

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	4/21/2006	Record Date:	3/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees	For	For	Management
(1) William K. Doyle (2) Robert D. Paulson (3)
Keith P. Russell.
2.00	Ratification of the appointment of Ernst &	For	For	Management
Young LLP as the company’s independent
accountants for the calendar year ending
December 31, 2006.

Company	New Plan Excel Realty Trust, Inc.
Ticker:	NXL	Cusip:	648053106
Meeting Date:	5/16/2006	Record Date:	3/6/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Irwin Engelman, (2) H. Carl McCall, (3)
Melvin Newman, (4) Glenn J. Rufrano.

Company	New York Community Bancorp, Inc.
Ticker:	NYB	Cusip:	649445103
Meeting Date:	6/7/2006	Record Date:	4/17/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Maureen E. Clancy, (2) Robert S. Farrell,
(3) Joseph R. Ficalora, (4) Michael F. Manzulli,
(5) James J. O’Donovan.
2.00	The ratification of the appointment of KPMG	For	For	Management
LLP as the independent registered public
accounting firm of New York Community
Bancorp, Inc. for the fiscal year ending
December 31, 2006.
3.00	Approval of the New York Community	For	For	Management
Bancorp, Inc. management incentive
Compensation plan.
4.00	Approval of the New York Community	For	For	Management
Bancorp, Inc. 2006 stock incentive plan.
5.00	Shareholder proposal, if properly presented at	Against	Against	Shareholder
the annual meeting, regarding election of all
directors on an annual basis.

Company	Newkirk Realty Trust, Inc.
Ticker:	NKT	Cusip:	651497109
Meeting Date:	5/17/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Michael L. Ashner, (2) Peter Braverman,
(3) Clifford Broser, (4) Harold First, (5) Richard
Frary, (6) Lara Johnson, (7) Isidore Mayrock,
(8) Lewis Meltzer, (9) Laura Pomerantz, (10)
Miles Stuchin, (11) Steven Zalkind.
2.00	Approval of the appointment of auditors as	For	For	Management
set forth in the accompanying proxy .

Company	Panamsat Holding Corp.
Ticker:	PA	Cusip:	69831Y105
Meeting Date:	10/26/2005	Record Date:	10/5/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A proposal to approve and adopt the merger	For	For	Management
agreement dated as of August 28, 2005 by
and among Panamsat Holding Corporation,
Intelsat (Bermuda) Ltd. and Proton Acquisition
Corp.

Company	Regions Financial Corp.
Ticker:	RF	Cusip:	7591EP100
Meeting Date:	5/18/2006	Record Date:	3/23/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) George W. Bryan, (2) Susan W. Matlock,
(3) Michael S. Starnes.
2.00	To approve the Regions Financial Corporation	For	For	Management
2006 long term incentive plan.
3.00	To ratify the appointment of Ernst & Young	For	For	Management
LLP as Regions’ independent auditors for the
year 2006.
4.00	Shareholder proposal to recommend the	Against	For	Shareholder
annual election of all directors.

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	5/25/2006	Record Date:	4/12/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Ted J. Simon, (2) Paul D. Lapides.

Company	TrustCo Bank Corp NY
Ticker:	TRST	Cusip:	898349105
Meeting Date:	5/15/2006	Record Date:	3/23/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Thomas O. Maggs, (2) Robert J.
McCormick, (3) William J. Purdy.
2.00	Adopt amendment to restate certificate of	For	For	Management
incorporation to increase authorized shares.
3.00	Ratification of the appointment of KPMG LLP	For	For	Management
as the TrustCo’s independent auditors for 2006.

Company	Trustreet Properties, Inc.
Ticker:	TSY	Cusip:	898404108
Meeting Date:	6/22/2006	Record Date:	4/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Robert A. Bourne, (2) G. Steven
Dawson, (3) G. Richard Hostetter, (4) Richard
C. Huseman, (5) James H. Kropp, (6) J.
Joseph Kruse, (7) Curtis B. McWilliams, (8)
James M. Seneff, Jr.
2.00	The appointment of Pricewaterhousecoopers	For	For	Management
LLP as the company’s independent registered
certified public accounting firm for the fiscal
year ending December 31, 2006.

Company	United Dominion Realty Trust, Inc.
Ticker:	UDR	Cusip:	910197102
Meeting Date:	5/2/2006	Record Date:	3/17/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Katherine A. Cattanach, (2) Eric J. Foss,
(3) Robert P. Freeman, (4) Jon A. Grove, (5)
James D. Klingbeil, (6) Robert C. Larson, (7)
Thomas R. Oliver, (8) Lynne B. Sagalyn, (9)
Mark J. Sandler, (10) Thomas W. Toomey,
(11) Thomas C. Wajnert.
2.00	Proposal to ratify the appointment of Ernst &	For	For	Management
Young LLP to serve as our independent
auditors for the year ending December 31,
2006.
3.00	Proposal to ratify and approve the 1999 long-	For	For	Management
term incentive plan.

Company	Windrose Medical Properties Trust
Ticker:	WRS	Cusip:	973491103
Meeting Date:	5/18/2006	Record Date:	3/20/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees:	For	For	Management
(1) Robert L. Bowen, (2) Bruce M. Jacobson,
(3) Bryan A. Mills.
2.00	Approval of the charter amendment.	For	For	Management
3.00	Approval of the amendment and restatement	For	For	Management
of the 2002 stock incentive plan.
4.00	Approval of the employee share purchase	For	For	Management
5.00	Ratification of the audit committee’s selection	For	For	Management
of KPMG LLP as the independent auditors for
the fiscal year ending December 31, 2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. Fund

/s/Thomas M. O’Brien	/s/Mark L. Kleifges
Thomas M. O’Brien	Mark L. Kleifges
President	Treasurer

Date: July 25, 2006